Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended				12 Months Ended										12 Months Ended																		3 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Depreciation and Amortization [Member]	Dec. 31, 2011 Depreciation and Amortization [Member]	Dec. 31, 2010 Depreciation and Amortization [Member]	Dec. 31, 2010 Operating Expense [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Trade Accounts Receivable [Member]	Dec. 31, 2011 Trade Accounts Receivable [Member]	Dec. 31, 2012 Accrued Income Receivable [Member]	Dec. 31, 2011 Accrued Income Receivable [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Noncompete Agreements [Member]	Dec. 31, 2012 Developed Technology Rights [Member]	Dec. 31, 2011 Developed Technology Rights [Member]	Dec. 31, 2012 Developed Technology Rights [Member] Minimum [Member]	Dec. 31, 2012 Developed Technology Rights [Member] Maximum [Member]	Dec. 31, 2012 Trademark and trade name [Member]	Dec. 31, 2011 Trademark and trade name [Member]	Dec. 31, 2012 Trademark and trade name [Member] Minimum [Member]	Dec. 31, 2012 Trademark and trade name [Member] Maximum [Member]	Dec. 31, 2012 Software and Software Development Costs [Member] Maximum [Member]	Dec. 31, 2012 Computer Software, Intangible Asset [Member] Maximum [Member]	Dec. 31, 2012 Licenses and Intellectual Property [Member]	Dec. 31, 2011 Licenses and Intellectual Property [Member]	Dec. 31, 2012 Licenses and Intellectual Property [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] covenant	Aug. 31, 2012 Revolving Credit Facility [Member]	Aug. 31, 2012 Mobile Interactive Group, Ltd. [Member]	Dec. 31, 2012 Going Concern [Member]	Aug. 31, 2012 Going Concern [Member] Revolving Credit Facility [Member]	Aug. 31, 2012 Going Concern [Member] Mobile Interactive Group, Ltd. [Member]	Dec. 31, 2012 Velti [Member]	Dec. 31, 2011 Velti [Member]	Dec. 31, 2010 Velti [Member]
Statement [Line Items]
Control premium percentage	10.00%
Goodwill, Fair Value Disclosure	$ 295,300,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	10,648,000	(67,321,000)	(9,870,000)																																	10,600,000
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	17,521,000	209,037,000	32,186,000																																	17,500,000
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(69,894,000)	(80,845,000)	(23,734,000)																																	69,900,000
Cash and cash equivalents	36,571,000	75,765,000	17,354,000	19,655,000
Line of Credit Facility, Maximum Borrowing Capacity																																		50,000,000.0			50,000,000.0
Contingent consideration outcome amount determined, liability, payable in cash																																			14,500,000			16,500,000
Property, Plant and Equipment, Useful Life									4 years	10 years
Goodwill, Impairment Loss	0
Goodwill estimated fair value dislcosure	324,800,000
Allowance for Doubtful Accounts Receivable											7,000,000	800,000	1,000,000	0
Finite-Lived Intangible Asset, Useful Life	4 years 2 months 12 days	4 years 7 months 6 days													6 years 3 months 18 days	6 years 3 months 18 days	4 years	7 years	9 months	4 years 7 months 6 days	4 years 7 months 6 days	3 years	5 years	2 years 6 months	2 years 6 months	9 months	18 months	3 years	3 years	5 years	5 years	3 years
Revenue from Grants					3,700,000	3,200,000	3,400,000	300,000
Entity-Wide Revenue, Major Customer, Percentage			14.00%
Weighted Average Number Diluted Shares Outstanding Adjustment	63,910,000	55,865,000	37,933,000																																				65,475,000	58,071,000	40,382,000
Goodwill market value in excess of book equity	$ 292,400,000
Number of violated covenants																																	1
Additional financing needed, period	3 months